Related-party transactions (Details Narrative) $ in Millions	12 Months Ended
Dec. 31, 2025 ARS ($)
S A C D E S A [Member]
IfrsStatementLineItems [Line Items]
Operating cost	$ 2,800
E D E L C O S S A [Member]
IfrsStatementLineItems [Line Items]
Related party agreement term	60 days
Charges for technical advisory services	$ 55,705
Charges for technical advisory services rendered	$ 63,425